Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill
13.	Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2016 were as follows:

Amounts
RMB
Balance as of December 31, 2014	—
Additions	17,491,786
Deconsolidation and disposal of subsidiaries	(1,509,786)
Balance as of December 31, 2015	15,982,000
Deconsolidation and disposal of subsidiaries	(78,323)
Balance as of December 31, 2016	15,903,677

In the annual impairment assessment of goodwill, the Company concluded that there was no impairment charge for the year ended December 31, 2016.